Financial Assets and Liabilities - Summary of Changes in Fair Value of Level 3 Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Financial Instruments [Line Items]
Remeasurement	$ (1,380)	$ 6,264	$ (10,541)
Level 3
Disclosure Of Financial Instruments [Line Items]
Opening balance	47,534	42,070
Amount used during the period	(988)	(800)
Remeasurement	(1,380)	6,264
Closing balance	$ 45,166	$ 47,534	$ 42,070